Preferred Stock (Details Narrative) - USD ($)				12 Months Ended
	Dec. 30, 2021	Aug. 10, 2021	Sep. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Class of Stock [Line Items]
Preferred stock stated value				$ 0.25
Debt instrument, conversion price		$ 0.65
Stock issued during period, shares				198,811	141,771
Debt instrument face amount		$ 806,000
Stock issued during period shares conversion of convertible securities		76,923
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock stated value			$ 0.25	$ 0.0001	$ 0.0001	$ 0.0001
Debt instrument, conversion price			$ 0.05	$ 0.05
Preferred stock voting rights description			The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote.	The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote
Debt instrument face amount			$ 255,681
Stock issued during period shares conversion of convertible securities			1,080,092
Series A 2 Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Stock issued during period, shares	2,644,424
Debt instrument face amount	$ 286,078
Series A 2 Convertible Preferred Shares [Member] | Board Of Directors [Member]
Class of Stock [Line Items]
Debt instrument face amount	286,078
Stock issued during period value new issues	$ 2,644,424